Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Inventories, net		$ 2,368,304	$ 1,563,889	$ 1,843,467	$ 2,779,869
Raw materials, energy, consumables and other		2,794,503	1,528,532	1,934,209
Services and fees		244,035	199,210	298,470
Labor cost		778,408	658,975	947,997
Depreciation of property, plant and equipment		383,490	376,965	377,596
Amortization of intangible assets		18,621	27,244	24,100
Maintenance expenses		183,370	122,553	184,053
Allowance for obsolescence		(12,917)	32,765	68,669
Taxes		18,542	16,693	21,523
Other		88,823	89,575	92,059
		4,496,875	3,052,512	3,948,676
Less: Inventories at the end of the year (*)	[1]	(2,368,304)	(1,593,708)	(1,843,467)
From discontinued operations		(7,403)	(136,587)	(137,318)
		$ 3,685,057	$ 3,165,684	$ 4,747,760

[1]	Inventories as of December 31, 2016 include $ 29.8 million related to discontinued operations.